Document And Entity Information	12 Months Ended
Dec. 31, 2019 € / shares shares
Document And Entity Information [Line Items]
Entity Central Index Key	0000313216
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Entity File Number	001-05146-01
Entity Registrant Name	KONINKLIJKE PHILIPS NV
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Philips Center
Entity Address, Address Line Two	Amstelplein 2
Entity Address, Postal Zip Code	1096 BC
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Common Stock, Shares Outstanding | shares	890,973,790
Entity Listing, Par Value Per Share | € / shares	€ 0.20
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Philips Center
Entity Address, Address Line Two	Amstelplein 2
Entity Address, Postal Zip Code	1096 BC
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Contact Personnel Name	Marnix van Ginneken
City Area Code	+31 20
Local Phone Number	59 77232
Contact Personnel Email Address	marnix.van.ginneken@philips.com